Key Management Personnel Compensation and Related Party Disclosure (Details) - USD ($)		12 Months Ended
	Aug. 09, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of key management personnel compensation [Abstract]
Fees paid		$ 407,824	$ 97,976	$ 145,200
Reversal of expense			$ 72,656
Share options issued (in Shares)	120,000,000		88,000,000
Total revenues, percentage				100.00%
Amounts payable to related parties			$ 229,889